BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (21.7%)
$14,596,616	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$11,050,337
3,630,299	Amur Equipment Finance Receivables V LLC 2018-1A1	12/20/23	3.240	3,648,664
9,320,859	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	9,472,411
12,654,049	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	12,884,845
16,238,589	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	16,288,911
20,944,170	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	21,228,769
28,330,307	Business Jet Securities LLC 2018-2[1]	06/15/33	4.447	28,972,424
18,810,733	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	19,083,387
22,974,507	Capital Automotive LLC 2017-1A1	04/15/47	3.870	22,998,299
20,677,069	CARS-DB4 LP 2020-1A1	02/15/50	3.190	21,245,752
14,220,461	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	14,299,209
336,783	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	337,185
24,317,573	CF Hippolyta LLC 2020-1[1]	07/15/60	1.690	24,783,198
398,375	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	398,628
4,078,962	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	4,100,284
10,006,917	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	10,122,869
20,383,010	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	20,745,989
28,452,888	Chesapeake Funding II LLC 2020-1A1	08/16/32	0.870	28,619,628
15,912,720	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	15,774,037
4,936,070	CIG Auto Receivables Trust 2019-1A1	08/15/24	3.330	4,976,185
24,223,753	CIG Auto Receivables Trust 2020-1 2020-1A1	10/12/23	0.680	24,254,738
18,960,000	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	19,457,990
57,480,000	Credit Acceptance Auto Loan Trust 2020-3 2020-3A1	10/15/29	1.240	58,167,633
7,178,753	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	7,064,274
17,170,000	Elm Trust 2020-3A1	08/20/29	2.954	17,314,669
1,423,727	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	1,426,446
12,379,147	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	12,558,895
2,185,123	Exeter Automobile Receivables Trust 2019-4A1	01/17/23	2.180	2,188,249
6,193,561	Exeter Automobile Receivables Trust 2020-1A1	06/15/23	2.050	6,215,144
17,180,000	Exeter Automobile Receivables Trust 2021-1A	06/15/23	0.300	17,179,385
29,029,134	FNA LLC 2019-1[2]	12/10/31	3.000	29,101,707
2,536,077	Foursight Capital Automobile Receivables Trust 2019-1[1]	03/15/23	2.580	2,542,540
9,811,644	Foursight Capital Automobile Receivables Trust 2020-1[1]	09/15/23	1.970	9,874,562
207,213	FREED ABS Trust 2018-2[1]	10/20/25	3.990	207,535
7,600,284	FREED ABS Trust 2019-2[1]	11/18/26	2.620	7,643,188
10,702,348	FREED ABS Trust 2020-FP1[1]	03/18/27	2.520	10,797,945
27,726,756	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	28,083,070
28,563,443	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	29,034,280
19,030,482	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	19,216,980
2,102,970	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	2,109,785
14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810	14,407,947
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	29,082,419
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	22,404,368
38,000,000	Madison Park Funding X, Ltd. 2012-10A (3-Month USD-LIBOR + 1.010%)[1,3]	01/20/29	1.210	37,971,907
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,917,554
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	16,821,518

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$4,787,428	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR +1.650%)[1,3]	08/15/28	1.871%	$4,785,981
20,243,521	MelTel Land Funding LLC 2019-1A1	04/15/49	3.768	21,027,160
13,476,131	Nationstar HECM Loan Trust 2019-2A1,3,4	11/25/29	2.272	13,503,115
32,961,208	Nationstar HECM Loan Trust 2020-1A1,3,4	09/25/30	1.269	33,013,926
12,630,000	Navistar Financial Dealer Note Master Owner Trust II 2019- 1 (1-Month USD-LIBOR + 0.640%)[1,3]	05/25/24	0.770	12,649,698
27,120,000	Navistar Financial Dealer Note Master Trust 2020-1 (1- Month USD-LIBOR + 0.950%)[1,3]	07/25/25	1.080	27,308,134
4,432,029	New Mexico Educational Assistance Foundation 2013-1 (1- Month USD-LIBOR + 0.700%)[3]	01/02/25	0.844	4,433,846
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	40,789,784
5,340,854	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,3]	02/25/42	3.148	5,352,868
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	21,545,968
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	22,462,439
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	17,645,227
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	31,353,897
8,271,277	NMEF Funding LLC 2019-A1	08/17/26	2.730	8,318,482
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	24,827,215
17,000,000	NRZ Advance Receivables Trust 2015-ON1 2020-T3[1]	10/15/52	1.317	17,072,638
25,020,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	25,249,699
24,865,000	Oportun Funding X LLC 2018-C1	10/08/24	4.100	25,297,522
44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150	45,617,483
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	27,004,715
9,057,572	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	9,128,981
3,811,860	OSCAR US Funding Trust X LLC 2019-1A1	04/11/22	3.100	3,822,634
4,815,018	OSCAR US Funding Trust XI LLC 2019-2A1	08/10/22	2.490	4,837,040
20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,3]	08/20/27	1.824	20,001,038
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD-LIBOR + 1.600%)[1,3]	10/24/27	1.818	15,003,377
31,465,618	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	31,788,729
29,105,070	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	29,210,329
21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890	21,663,465
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	18,698,343
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	28,495,388
23,070,000	PFS Financing Corp. 2020-F1	08/15/24	0.930	23,222,924
37,000,245	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.560	37,322,351
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	18,318,911
27,400,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	27,920,395
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	16,787,318
31,000,000	Santander Drive Auto Receivables Trust 2020-3	07/15/24	0.520	31,078,886
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	36,614,174
14,343,365	SCF Equipment Leasing LLC 2019-2A1	06/20/24	2.220	14,486,149
11,935,375	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	11,929,019
50,826,783	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	54,216,014
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	19,375,682

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$30,109,032	SWC Funding LLC 2018-1A1,2	08/15/33	4.750%	$29,915,546
847,821	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	849,953
32,040,000	THL Credit Wind River CLO, Ltd. 2017-1A (3-Month USD-LIBOR + 1.140%)[1,3]	04/18/29	1.363	32,042,179
1,606,141	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	1,618,252
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	27,879,788
11,989,334	Veros Automobile Receivables Trust 2020-1[1]	09/15/23	1.670	12,036,198
9,444,380	Westlake Automobile Receivables Trust 2019-2A (1-Month USD-LIBOR + 0.470%)[1,3]	02/15/23	0.597	9,451,464
12,832,730	Westlake Automobile Receivables Trust 2019-3A1	02/15/23	2.150	12,903,499
77,740,000	Westlake Automobile Receivables Trust 2020-3A1	05/15/24	0.560	77,919,618
50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	50,945,848
8,350,231	WRG Debt Funding II LLC 2017-1[1,2]	03/15/26	4.458	8,357,801
	Total Asset Backed Securities (Cost $1,875,009,680)			1,896,176,829

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.7%)
26,807,000	BB-UBS Trust 2012-TFT[1,3,4]	06/05/30	3.468	19,794,814
16,560,719	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,3]	11/15/35	0.876	16,581,506
14,723,609	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR + 0.920%)[1,3]	10/15/36	1.046	14,748,700
30,200,000	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,3]	06/15/34	1.171	30,048,441
11,450,344	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,3]	06/15/35	0.997	11,443,474
39,480,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,3]	02/16/37	1.027	39,480,000
20,990,000	BXMT, Ltd. 2020-FL3 (1-Month USD-LIBOR + 1.400%)[1,3]	03/15/37	1.527	21,017,287
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,3]	11/15/31	3.027	25,810,083
168,946	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	168,812
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,3,4]	02/10/28	3.417	7,587,822
47,420,000	GB Trust 2020-FLIX (1-Month USD-LIBOR + 1.120%)[1,3]	08/15/37	1.246	47,737,871
19,337,720	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,3]	11/15/36	1.127	19,325,597
33,400,087	KKR Industrial Portfolio Trust 2020-AIP (1-Month USD-LIBOR + 1.037%)[1,3]	03/15/37	1.164	33,431,456
10,100,000	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,3]	06/15/36	1.227	10,103,030
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,3]	11/15/34	0.826	32,625,297
24,260,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.080%)[1,3]	07/15/38	1.207	24,260,000
53,352,917	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,3]	11/15/37	1.257	53,384,929
	Total Commercial Mortgage Backed Securities
	(Cost $420,777,132)			407,549,119

	CORPORATE BONDS (35.5%)
	AUTO MANUFACTURERS (0.9%)
23,400,000	Ford Motor Credit Co. LLC	03/18/21	3.336	23,427,050
35,000,000	Ford Motor Credit Co. LLC	11/13/25	3.375	35,733,250

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) AUTO MANUFACTURERS (continued)
$18,595,000	General Motors Financial Co., Inc.	01/14/22	3.450%	$19,063,884
				78,224,184
	BANKS (10.1%)
14,895,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	16,203,182
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	20,921,634
25,185,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	25,966,403
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	59,591,450
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	15,559,228
19,610,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[3]	03/17/23	0.857	19,835,515
9,198,000	Citigroup, Inc.	08/02/21	2.350	9,296,740
14,600,000	Citigroup, Inc.	12/08/21	2.900	14,893,552
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	18,130,153
23,400,000	DNB Bank ASA[1]	12/02/22	2.150	24,181,835
10,635,000	Fifth Third Bancorp	01/25/24	3.650	11,554,956
9,909,000	Goldman Sachs Group, Inc.	04/25/21	2.625	9,943,880
45,888,000	Goldman Sachs Group, Inc.	07/27/21	5.250	47,002,005
31,800,000	Goldman Sachs Group, Inc.	01/27/23	0.481	31,804,760
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[3]	06/04/26	2.099	34,608,278
33,270,000	JPMorgan Chase & Co. (SOFR + 1.585%)[3]	03/13/26	2.005	34,682,457
11,900,000	Lloyds Banking Group, Plc	07/06/21	3.100	12,044,069
33,923,000	Lloyds Banking Group, Plc	03/12/24	3.900	37,254,739
11,855,000	Mitsubishi UFJ Financial Group, Inc.	03/07/22	3.218	12,236,076
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	40,387,880
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	14,020,339
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	17,367,228
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,381,294
30,395,000	Svenska Handelsbanken AB	11/20/23	3.900	33,385,035
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	25,174,391
45,355,000	Toronto-Dominion Bank	06/11/21	3.250	45,858,366
61,285,000	Truist Bank	03/09/23	1.250	62,438,435
21,430,000	Truist Financial Corp.	12/06/23	3.750	23,420,635
22,470,000	US Bancorp	05/12/25	1.450	23,193,719
30,005,000	US Bank NA	11/16/21	3.450	30,703,920
13,500,000	US Bank NA	05/23/22	2.650	13,900,250
22,790,000	Wells Fargo & Co. (SOFR + 1.600%)[3]	06/02/24	1.654	23,340,874
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	20,276,545
22,155,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.650%)[3]	09/09/22	2.082	22,391,105
12,500,000	Westpac Banking Corp.	05/13/21	2.100	12,566,345
				876,517,273
	BIOTECHNOLOGY (0.3%)
25,120,000	Gilead Sciences, Inc.	09/29/23	0.750	25,170,757

	COMPUTERS (0.2%)
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,946,952
	DIVERSIFIED FINANCIAL SERVICES (5.4%)
21,880,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	23,685,514
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	50,235,788

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) DIVERSIFIED FINANCIAL SERVICES (continued)
$3,920,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625%	$4,431,986
24,843,000	Air Lease Corp.	03/01/21	2.500	24,884,313
41,205,000	Air Lease Corp.	01/15/22	3.500	42,341,150
37,385,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	37,945,775
52,899,000	American Express Co.	05/17/21	3.375	53,240,104
8,552,000	American Express Co.	11/05/21	3.700	8,751,292
20,200,000	Aviation Capital Group LLC[1]	01/20/22	2.875	20,567,566
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	37,520,452
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	37,917,915
24,645,000	Blackstone Secured Lending Fund[1]	07/14/23	3.650	25,638,913
19,925,000	Blackstone Secured Lending Fund[1]	01/15/26	3.625	20,495,700
16,045,000	Capital One Financial Corp.	05/11/23	2.600	16,756,042
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	14,826,825
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,952,100
48,895,000	Drawbridge Special Opportunities Fund LP1	02/15/26	3.875	49,234,578
				471,426,013
	ELECTRIC (2.0%)
74,190,000	Alexander Funding Trust[1]	11/15/23	1.841	75,324,642
33,445,000	Dominion Energy, Inc.	03/15/25	3.300	36,645,480
18,525,000	Exelon Generation Co. LLC	06/01/25	3.250	20,115,286
43,500,000	Southern Co.	07/01/21	2.350	43,811,480
				175,896,888
	HEALTHCARE-PRODUCTS (0.2%)
15,916,000	Fresenius US Finance II, Inc.[1]	02/01/21	4.250	15,916,000

	HEALTHCARE-SERVICES (0.8%)
6,895,000	Centene Corp	01/15/25	4.750	7,068,133
60,630,000	Sutter Health	08/15/25	1.321	61,817,345
				68,885,478
	INSURANCE (2.4%)
18,891,000	American International Group, Inc.	03/01/21	3.300	18,891,000
24,310,000	Athene Global Funding[1]	01/25/22	4.000	25,143,655
14,500,000	Athene Global Funding[1]	07/01/22	3.000	14,997,122
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,781,315
18,000,000	Athene Global Funding[1]	01/14/25	2.500	18,913,791
14,345,000	Athene Global Funding[1]	06/29/25	2.550	15,127,002
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,748,152
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	19,565,437
37,290,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	37,010,325
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	33,760,375
				212,938,174
	INTERNET (0.3%)
19,060,000	Expedia Group, Inc.[1]	12/15/23	3.600	20,287,547
4,805,000	Expedia Group, Inc.[1]	08/01/27	4.625	5,324,421
				25,611,968
	INVESTMENT COMPANIES (5.4%)
1,845,000	Ares Capital Corp	01/19/22	3.625	1,893,127

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) INVESTMENT COMPANIES (continued)
$46,610,000	Ares Capital Corp.	01/15/26	3.875%	$50,108,774
12,885,000	BlackRock TCP Capital Corp.	03/01/22	4.625	13,239,337
6,729,000	BlackRock TCP Capital Corp.	08/11/22	4.125	7,022,214
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	43,396,821
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,260,004
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	18,335,139
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	33,835,691
24,150,000	FS KKR Capital Corp.	02/01/25	4.125	25,118,111
42,821,000	FS KKR Capital Corp. II1	02/14/25	4.250	43,515,758
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	41,044,835
49,650,000	Main Street Capital Corp.	05/01/24	5.200	53,782,050
33,980,000	Main Street Capital Corp.	07/14/26	3.000	33,978,542
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	33,915,957
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	10,483,169
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	28,262,223
				473,191,752
	MACHINERY-CONSTRUCTION & MINING (0.7%)
35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900	35,445,100
24,145,000	Caterpillar Financial Services Corp.	07/07/23	0.650	24,323,062
				59,768,162
	MACHINERY-DIVERSIFIED (0.2%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	18,366,010

	MEDIA (0.1%)
3,787,000	Charter Communications Operating LLC / Charter
	Communications Operating Capital	07/23/22	4.464	3,978,281

	OIL & GAS (1.7%)
32,248,000	Apache Corp.	11/15/25	4.625	32,913,115
17,730,000	Occidental Petroleum Corp. (3-Month USD-LIBOR + 1.450%)[3]	08/15/22	1.671	17,376,942
61,645,000	Occidental Petroleum Corp.	08/15/22	2.700	61,812,058
17,822,000	Ovintiv Exploration, Inc.	07/01/24	5.625	19,388,388
12,950,000	Ovintiv, Inc.	11/15/21	3.900	13,091,975
				144,582,478
	PHARMACEUTICALS (1.7%)
30,540,000	AbbVie, Inc.	12/15/21	5.000	31,424,075
28,971,000	AbbVie, Inc.	03/15/22	3.450	29,811,040
32,890,000	AbbVie, Inc.	11/21/22	2.300	33,982,343
38,680,000	Bristol-Myers Squibb Co.	05/14/21	2.550	38,933,403
17,700,000	CVS Health Corp.	06/01/21	2.125	17,781,653
				151,932,514
	PIPELINES (1.3%)
39,065,000	Energy Transfer Operating LP.	06/01/21	4.650	39,199,971
31,290,000	EnLink Midstream Partners LP.	06/01/25	4.150	30,429,525
24,865,000	Northriver Midstream Finance LP Term B1	02/15/26	5.625	25,456,290
20,870,000	Sunoco Logistics Partners Operations LP.	04/01/21	4.400	20,936,070
				116,021,856

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued) PRIVATE EQUITY (0.3%)
$20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750%	$21,288,416

	REAL ESTATE INVESTMENT TRUSTS (0.2%)
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	21,126,706

	SEMICONDUCTORS (0.4%)
33,545,000	ams AG1	07/31/25	7.000	36,815,638

	TELECOMMUNICATIONS (0.9%)
6,130,688	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	6,184,944
72,440,000	Telefonica Emisiones S.A	02/16/21	5.462	72,583,419
				78,768,363
	Total Corporate Bonds (Cost $2,994,678,815)			3,095,373,863

	EXCHANGE-TRADED FUNDS (2.4%)
3,050,000	iShares 1-5 Year Investment Grade Corporate Bond ETF			168,116,000
1,400,000	SPDR Portfolio Short Term Corporate Bond ETF			43,960,000
	Total Exchange-Traded Funds (Cost $211,848,000)			212,076,000

	LOAN PARTICIPATIONS AND ASSIGNMENTS (9.8%)
16,636,619	Allen Media LLC (Entertainment Studios) (3-Month USD-LIBOR + 5.500%)[3]	02/10/27	5.754	16,579,389
11,766,470	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[3]	05/27/22	5.500	11,531,140
22,942,500	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 2.500%)[3]	09/07/27	2.621	22,990,220
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[3]	01/15/25	2.500	20,704,651
15,000,000	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD-LIBOR + 2.500%)[3]	12/01/27	3.250	15,050,700
39,029,957	Axalta Coating Systems Dutch Holding B BV Term B3 (Axalta Coating Systems U.S. Holdings, Inc.) (3-Month USD-LIBOR + 1.750%)[3]	06/01/24	2.004	38,867,202
11,638,866	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[3]	10/31/24	4.500	11,366,633
85,251,055	Boeing Co. (3-Month USD-LIBOR + 1.250%)[3]	02/07/22	1.469	84,803,487
10,000,000	Broadcom, Inc. Term A-5 (3-Month USD-LIBOR + 1.250%)[3]	11/04/24	1.452	9,941,670
4,492,750	Buckeye Partners LP (3-Month USD-LIBOR + 2.250%)[3]	11/01/26	2.370	4,490,234
22,098,013	Buckeye Partners LP (1-Month USD-LIBOR + 2.750%)[3]	11/01/26	2.897	22,085,638
44,664,190	CenturyLink, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	2.121	44,239,880
36,831,266	Charter Communications Operating LLC (CCO Safari LLC) Term B1 (1-Month USD-LIBOR + 1.750%)[3]	04/30/25	1.880	36,785,227
36,598,968	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[3]	06/28/24	1.871	36,540,044
25,987,500	DaVita, Inc. Term A1 (1-Month USD-LIBOR + 1.500%)[3]	08/12/24	1.621	25,743,997
16,535,020	Dell International LLC Term B1 (1-Month USD-LIBOR + 2.000%)[3]	09/19/25	2.750	16,557,011
25,891,030	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	2.004	25,833,552
38,654,929	Eastern Power LLC (TPF II LC LLC) (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	4.750	36,796,786

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$33,790,151	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3]	08/01/27	1.894%	$33,691,483
5,978,507	EnLink Midstream Partners, LP (1-Month USD-LIBOR + 1.500%)[2,3]	12/10/21	1.633	5,918,722
2,768,606	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[3]	03/13/25	1.871	2,772,067
12,749,987	HCA, Inc. Term B13 (1-Month USD-LIBOR + 1.750%)[3]	03/18/26	1.871	12,779,822
21,314,103	LYB Americas Finance Company LLC (1-Month USD-LIBOR + 1.250%)[3]	03/29/22	1.376	20,887,820
8,888,889	Marvell Technology Group, Ltd. Term A (1-Month USD-LIBOR + 1.375%)[2,3]	06/04/21	1.515	8,877,778
39,105,781	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[3]	10/01/25	3.488	38,959,134
23,003,125	Owens-Illinois Group, Inc. (3-Month USD-LIBOR + 1.500%)[3]	06/25/24	1.702	22,773,094
28,097,322	Panther BF Aggregator 2 LP (1-Month USD-LIBOR + 3.500%)[3]	04/30/26	3.621	28,053,490
8,204,769	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[3]	02/11/27	1.871	8,237,588
45,000,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3]	10/20/27	4.750	47,070,000
8,586,888	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.871	8,532,190
5,644,328	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.871	5,608,373
8,347,233	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.871	8,297,901
25,000,000	Symantec Corp. (3-Month USD-LIBOR + 1.375%)[3]	11/04/24	1.577	24,765,750
17,715,225	UGI Energy Services, LLC (1-Month USD-LIBOR + 3.750%)[3]	08/13/26	3.871	17,766,953
16,174,301	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-MonthUSD-LIBOR + 1.750%)[3]	12/31/25	1.872	16,185,299
28,557,390	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[3]	04/29/23	1.871	28,557,390
32,265,320	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	1.871	32,041,399
	Total Loan Participations and Assignments (Cost $850,789,578)			852,683,714

	MUNICIPAL BONDS (1.1%)
110,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[3,4]	11/15/31	1.750	111,069
7,070,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[3,4]	11/15/31	1.750	7,155,264
14,525,000	New Jersey Economic Development Authority, Revenue Bonds.	06/15/21	5.000	14,777,445
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[3]	01/01/24	0.801	10,144,844
3,253,000	Pennsylvania Industrial Development Authority, RevenueBonds[1]	07/01/21	2.967	3,277,202
14,775,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds.	12/15/26	6.250	17,675,480

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$47,545,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue
	Bonds (3-Month USD-LIBOR + 0.690%)[3]	09/15/27	0.833%	$47,210,759
	Total Municipal Bonds (Cost $98,531,265)			100,352,063

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.2%)
30,524,922	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	31,413,301
9,434,544	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,3]	08/18/60	1.079	9,285,870
6,320,195	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,3]	11/18/60	1.029	6,304,195
21,292,954	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,3]	02/10/51	1.080	21,282,737
16,381,239	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,3]	02/07/52	1.181	16,401,489
18,516,948	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	18,660,404
	Total Residential Mortgage Backed Securities (Cost $102,324,192)			103,347,996

	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
25,622,000	Federal Farm Credit Banks Funding Corp.	08/25/25	0.610	25,539,506
50,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	50,174,361
36,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	36,270,789
45,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	45,499,961
29,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	29,098,052
52,136	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.751%)[3]	04/01/36	3.675	54,582
14,153	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[3]	12/01/36	1.990	14,236
17,825	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[3]	01/01/37	3.745	17,895
4,493,803	Federal National Mortgage Association (FNMA)	07/01/35	5.000	5,217,594
298,557	Federal National Mortgage Association (FNMA)	11/01/35	5.500	349,980
33,221	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.985%)[3]	07/01/36	2.762	35,351
65,127	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.722%)[3]	09/01/36	2.481	68,679
28,384	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.754%)[3]	01/01/37	2.129	28,770
260,135	Federal National Mortgage Association (FNMA)	08/01/37	5.500	304,010
3,105,331	Federal National Mortgage Association (FNMA)	08/01/37	5.500	3,624,078
1,354,290	Federal National Mortgage Association (FNMA)	06/01/40	6.500	1,583,814
8,445	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[3]	08/20/29	2.250	8,762
	Total U.S. Government Agency Obligations (Cost $197,051,674)			197,890,420

	U.S. TREASURY BILLS (22.5%)
120,050,000	U.S. Treasury Bill[5,6]	02/11/21	0.000	120,046,911

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (continued)
$106,000,000	U.S. Treasury Bill[5]	02/18/21	0.000%	$105,996,301
212,000,000	U.S. Treasury Bill[5]	03/04/21	0.000	211,984,445
200,500,000	U.S. Treasury Bill[5]	03/11/21	0.000	200,482,223
170,000,000	U.S. Treasury Bill[5]	03/25/21	0.000	169,979,684
171,250,000	U.S. Treasury Bill[5]	04/01/21	0.000	171,232,459
168,500,000	U.S. Treasury Bill[5]	04/15/21	0.000	168,477,790
164,000,000	U.S. Treasury Bill[5]	04/22/21	0.000	163,978,134
256,900,000	U.S. Treasury Bill[5]	05/06/21	0.000	256,852,844
154,000,000	U.S. Treasury Bill[5]	05/27/21	0.000	153,964,334
235,000,000	U.S. Treasury Bill[5]	06/03/21	0.000	234,936,289
5,100,000	U.S. Treasury Bill[5,6]	07/15/21	0.000	5,098,199
	Total U.S. Treasury Bills (Cost $1,963,011,265)			1,963,029,613

TOTAL INVESTMENTS (Cost $8,714,021,601)[7]			101.2%	$8,828,479,617
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.2)%	(104,576,318)
NET ASSETS.			100.0%	$8,723,903,299

1	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2021 was $3,195,930,007 or 36.6% of net assets.
2	Security that used significant unobservable inputs to determine fair value.
3	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2021 coupon or interest rate.
4	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
5	Security issued with zero coupon. Income is recognized through accretion of discount.
6	All or a portion of this security is held at the broker as collateral for open futures contracts.
7	The aggregate cost for federal income tax purposes is $8,714,021,601, the aggregate gross unrealized appreciation is $138,327,994 and the aggregate gross unrealized depreciation is $24,041,608, resulting in net unrealized appreciation of $114,286,386.

Abbreviations:

CMT	− Constant Maturity Treasury.
FHLMC	− Federal Home Loan Mortgage Corporation.
FNMA	− Federal National Mortgage Association.
GNMA	− Government National Mortgage Association.
LIBOR	− London Interbank Offered Rate.
SOFR	− Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2021:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,202	March 2021	$486,125,906	$486,590,389	$(464,483)
U.S. Treasury 5-Year Notes	6,529	March 2021	821,989,353	821,837,875	151,478
U.S. Treasury 10-Year Notes	174	March 2021	23,984,813	23,843,438	141,375
					$(171,630)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2021
Asset Backed Securities	$–	$1,828,801,775	$67,375,054	$1,896,176,829
Commercial Mortgage Backed Securities	–	407,549,119	–	407,549,119
Corporate Bonds	–	3,095,373,863	–	3,095,373,863
Exchange-Traded Funds	212,076,000	–	–	212,076,000
Loan Participations and Assignments	–	837,887,214	14,796,500	852,683,714
Municipal Bonds	–	100,352,063	–	100,352,063
Residential Mortgage Backed Securities	–	103,347,996	–	103,347,996
U.S. Government Agency Obligations	–	197,890,420	–	197,890,420
U.S. Treasury Bills	–	1,963,029,613	–	1,963,029,613
Total Investment, at value	$212,076,000	$8,534,232,063	$82,171,554	$8,828,479,617

Other Financial Instruments, at value
Financial Futures Contracts	$(171,630)	$–	$–	$(171,630)
Other Financial Instruments, at value	$(171,630)	$–	$–	$(171,630)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2021:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2020	$71,714,438	$29,455,128	$101,169,566
Purchases	-	-	-
Sales / Paydowns	(4,476,680)	(15,207,390)	(19,684,070)
Realized gains (losses)	1,051	30,695	31,746
Change in unrealized appreciation (depreciation)	116,782	508,489	625,271
Amortization	19,463	9,578	29,041
Transfers from Level 3	-	-	-
Transfers to Level 3	-	-	-
Balance as of January 31, 2021	$67,375,054	$14,796,500	$82,171,554

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.